Cover Page	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	Cardinal Health, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-11373
Entity Tax Identification Number	31-0958666
Entity Address, Address Line One	7000 Cardinal Place
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	614
Local Phone Number	757-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares (without par value)
Trading Symbol	CAH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000721371
Amendment Flag	false